Shareholder Fees	Dec. 31, 2025
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[2]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[3]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[4]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.